Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Oil and natural gas sales, net of royalties	CAD 884,392	CAD 1,526,194	CAD 1,352,472
Commodity derivative instruments gain/(loss)	142,724	234,373	(41,870)
Total	1,027,116	1,760,567	1,310,602
Expenses
Production taxes	50,899	81,522	70,388
Operating	340,483	348,596	325,181
Transportation	114,691	101,183	58,170
General and administrative	103,870	105,041	110,260
Depletion, depreciation, and accretion	507,257	566,674	593,203
Asset impairment	1,352,428
Interest	67,378	63,788	58,337
Foreign exchange (gain)/loss	173,933	57,090	9,313
Other expense/(income)	7,055	(231)	(868)
Total	2,717,994	1,323,663	1,223,984
Income/(loss) before taxes	(1,690,878)	436,904	86,618
Current income tax expense/(recovery)	(16,887)	4,998	7,889
Deferred income tax expense/(recovery)	(150,588)	132,830	30,753
Net Income/(loss)	(1,523,403)	299,076	47,976
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)		(145)	7,136
Realized (gains)/loss reclassified to net income		2,503	(315)
Change in cumulative translation adjustment	307,194	143,817	72,867
Other Comprehensive Income/(loss)	307,194	146,175	79,688
Total Comprehensive Income/(loss)	CAD (1,216,209)	CAD 445,251	CAD 127,664
Net income/(loss) per share
Basic (in dollars per share)	CAD (7.39)	CAD 1.46	CAD 0.24
Diluted (in dollars per share)	CAD (7.39)	CAD 1.44	CAD 0.24